Note 13 - Loans and receivables - Loans and advances to central banks and credit institutions (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Loans And Receivables Credit Institutions [Line Items]
Loans and advances to central banks	€ 7,300	€ 8,894	€ 17,830
Loans and advances to banks	26,261	31,373	29,317
Total Loans And Advances To Central Banks And Credit Institutions	33,561	40,267	47,148
Reverse repurchase agreements [Member]
Disclosure Of Loans And Receivables Credit Institutions [Line Items]
Loans and advances to banks	13,861	15,561	11,749
Other accounts [Member]
Disclosure Of Loans And Receivables Credit Institutions [Line Items]
Loans and advances to banks	12,400	15,812	17,568
Impairment Losses Valuation Adjustments [Member]
Disclosure Of Loans And Receivables Credit Institutions [Line Items]
Loans and advances to banks	€ (36)	€ (43)	€ (51)